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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ];  Amendment Number:
   This Amendment (Check only one.):        [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hawkins Capital, L.P.
Address:  717 Texas Ave., Suite 3000
          Houston, Texas  77002

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Russell Hawkins
Title:       Manager
Phone:       713-238-2050

Signature, Place, and Date of Signing:

/s/ Russell Hawkins             Houston, Texas                   May 11, 2004
     [Signature]                [City, State]                       [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $130,186 (thousands)



List of Other Included Managers:

None
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ROYAL DUTCH PETROLEUM CO       COM              780257804     8850   186000 SH       SOLE                   186000
ALTRIA GROUP INC               COM              02209s103    17968   330000 SH       SOLE                   330000
AMERISOURCEBERGEN CORP COM     COM              03073e105     1367    25000 SH       SOLE                    25000
AON CORPORATIONCMN             COM              037389103     4884   175000 SH       SOLE                   175000
BANK OF N Y CO INC             COM              064057102     3937   125000 SH       SOLE                   125000
BLOCK H&R INC                  COM              093671105     2266    44400 SH       SOLE                    44400
CENDANT CORPORATIONCMN         COM              151313103     3658   150000 SH       SOLE                   150000
CHEVRONTEXACO CORP             COM              166764100     5267    60000 SH       SOLE                    60000
CIT GROUP INC NEW              COM              125581108     5707   150000 SH       SOLE                   150000
CITIGROUP INC                  COM              172967101     3877    75000 SH       SOLE                    75000
COSTCO WHOLESALE CORP NEW      COM              22160k105     2257    60000 SH       SOLE                    60000
EXXON MOBIL CORP               COM              30231g102     7278   175000 SH       SOLE                   175000
FANNIE MAE (USA) COM NPV       COM              313586109     1487    20000 SH       SOLE                    20000
FIRST DATA CORPORATIONCMN      COM              319963104     4416   104750 SH       SOLE                   104750
FREDDIE MAC                    COM              313400301     3839    65000 SH       SOLE                    65000
GENUINE PARTS CO               COM              372460105      982    30000 SH       SOLE                    30000
GRAINGER W W INC               COM              384802104     1440    30000 SH       SOLE                    30000
ISHARES MSCI JAPAN INDEX FDMAR COM              464286848     4891   450000 SH       SOLE                   450000
KERR MC GEE CORP               COM              492386107     5407   105000 SH       SOLE                   105000
KIRBY CORP                     COM              497266106     1689    50000 SH       SOLE                    50000
LIBERTY MEDIA CORP NEWCMN SERI COM              530718105     2737   250000 SH       SOLE                   250000
MCI INC COM                    COM              552691107      520    25000 SH       SOLE                    25000
MCKESSON CORPORATION COM       COM              58155q103     6018   200000 SH       SOLE                   200000
MEADWESTVACO CORP              COM              583334107     2829   100000 SH       SOLE                   100000
NOBLE ENERGY INC               COM              655044105     1413    30000 SH       SOLE                    30000
OWENS & MINOR INC (NEW)        COM              690732102      506    20000 SH       SOLE                    20000
POGO PRODUCING CO COM          COM              730448107     1835    40000 SH       SOLE                    40000
PREMCOR INC CMN                COM              74045q104     2323    75000 SH       SOLE                    75000
SASOL LTD SPONSORED ADR        COM              803866300      476    30600 SH       SOLE                    30600
SHELL TRNS&TRADNG PLC NY SHS(N COM              822703609     6984   175000 SH       SOLE                   175000
SOUTHWEST AIRLINES CO          COM              844741108     2842   200000 SH       SOLE                   200000
STATE STREET CORP              COM              857477103     2606    50000 SH       SOLE                    50000
US ONCOLOGY INCCMN             COM              90338w103     1849   125000 SH       SOLE                   125000
WILMINGTON TRUST CORP (NEW)CMN COM              971807102     1495    40000 SH       SOLE                    40000
ZIONS BANCORP                  COM              989701107     4282    75000 SH       SOLE                    75000